Trade Receivables	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Trade Receivables
22. Trade Receivables
As of December 31, 2022, all trade receivables are denominated in US dollars. The maximum default risk for receivables is their carrying amount. All receivables result from contracts with customers.

€ thousand	December 31, 2022	December 31, 2021
Trade receivables	1,101	0
Total	1,101	0
The trade receivables relate to two contracts and two customers. Further information about the group’s exposure to credit risk can be found in the Notes 33.2 a).